RECLAMATION AND REMEDIATION (Tables)	12 Months Ended
Dec. 31, 2017
RECLAMATION AND REMEDIATION
Reclamation and Remediation Expense

	Years Ended December 31,
	2017	2016	2015
Reclamation adjustments	$51	$80	$8
Reclamation accretion	93	66	63
Total reclamation expense	144	146	71

Remediation adjustments	44	19	173
Remediation accretion	4	4	5
Total remediation expense	48	23	178
	$192	$169	$249

Reconciliation of Reclamation Liabilities

	Reclamation	Remediation	Total
Balance at January 1, 2016	$1,417	$331	$1,748
Additions, changes in estimates and other	454	7	461
Payments and other	(24)	(30)	(54)
Accretion expense	66	4	70
Balance December 31, 2016	1,913	312	2,225
Additions, changes in estimates and other	172	32	204
Payments and other	(34)	(44)	(78)
Accretion expense	93	4	97
Balance December 31, 2017	$2,144	$304	$2,448

Reconciliation of Remediation Liabilities

	Reclamation	Remediation	Total
Balance at January 1, 2016	$1,417	$331	$1,748
Additions, changes in estimates and other	454	7	461
Payments and other	(24)	(30)	(54)
Accretion expense	66	4	70
Balance December 31, 2016	1,913	312	2,225
Additions, changes in estimates and other	172	32	204
Payments and other	(34)	(44)	(78)
Accretion expense	93	4	97
Balance December 31, 2017	$2,144	$304	$2,448